ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	3 Months Ended
Mar. 31, 2015
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 5:	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,		March 31,
	2013	2014	2015
			Unaudited

Government authorities	$3,603	$5,015	$3,803
Accrued expenses	642	1,186	1,573
Uncertain tax position	272	322	363
Hedging transaction liabilities	—	419	401

	$4,517	$6,942	$6,140